Expense Example, No Redemption - 1290 Retirement 2055 Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 638
Expense Example, No Redemption, 3 Years	1,569
Expense Example, No Redemption, 5 Years	2,505
Expense Example, No Redemption, 10 Years	4,869
Class T
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	341
Expense Example, No Redemption, 3 Years	1,301
Expense Example, No Redemption, 5 Years	2,267
Expense Example, No Redemption, 10 Years	4,706
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	1,005
Expense Example, No Redemption, 5 Years	1,953
Expense Example, No Redemption, 10 Years	4,366
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	1,151
Expense Example, No Redemption, 5 Years	2,184
Expense Example, No Redemption, 10 Years	$ 4,769